Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	Urban Outfitters, Inc.
Document Fiscal Period Focus	FY
Entity Central Index Key	0000912615
Amendment Flag	false